Cover	Aug. 18, 2022
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001408057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 18, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-52765
Entity Tax Identification Number	13-4182867
Entity Address Address Line 1	529 Crown Point Road, Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false